Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Summary of the Components of Inventories

The components of inventories are as follows (in thousands):

	June 30, 2014	December 31, 2013
Raw materials	$242	$147
Work in process	497	446
Finished goods	867	902

Total	1,606	1,495
Less: allowance for inventory obsolescence	(136)	(126)

Inventory, net	$1,470	$1,369

The components of inventories are as follows (in thousands):

	December 31, 2013	December 31, 2012

Raw materials	$147	$276
Work in process	446	211
Finished goods	902	748

Total	1,495	1,235
Less: allowance for inventory obsolescence	(126)	(36)

Inventory, net	$1,369	$1,199